Condensed Financial Information of the Company - Balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Others	¥ 1,599,341	$ 219,109	¥ 1,528,672
Total current assets	415,648,232	56,943,574	294,750,472
Non-current assets
Total non-current assets	89,386,084	12,245,843	53,327,648
Total assets	505,034,316	69,189,417	348,078,120
Current liabilities
Convertible bonds, current portion	5,309,597	727,412	648,570
Others	801,859	109,854	1,238,776
Total current liabilities	188,422,853	25,813,824	152,900,901
Non-current liabilities
Convertible bonds | ¥			5,231,523
Total non-current liabilities	3,298,339	451,871	7,935,612
Total liabilities	¥ 191,721,192	$ 26,265,695	¥ 160,836,513
Shareholders' equity
Class A ordinary shares, par value | $ / shares		$ 0.000005		$ 0.000005
Class A ordinary shares, shares authorized	77,300,000,000	77,300,000,000	77,300,000,000
Class A ordinary shares, issued	5,568,585,848	5,568,585,848	5,503,491,148
Class A ordinary shares, outstanding	5,568,585,848	5,568,585,848	5,503,491,148
Equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized; 5,278,348,396 and 5,503,491,148 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	¥ 180	$ 25	¥ 177
Additional paid-in capital	117,829,308	16,142,549	107,293,091
Statutory reserves	237,680	32,562	105,982
Accumulated other comprehensive income	7,824,545	1,071,958	4,723,760
Retained earnings	187,421,411	25,676,628	75,118,597
Total shareholders' equity	313,313,124	42,923,722	187,241,607		¥ 117,770,911	¥ 75,114,547
Total liabilities and shareholders' equity	505,034,316	69,189,417	348,078,120
Parent Company | Reportable legal entity
Current assets
Cash, cash equivalents and short-term investments	10,242	1,403	3,116
Others	73	10	70
Total current assets	10,315	1,413	3,186
Non-current assets
Investments in subsidiaries, the VIE and subsidiaries of the VIE	318,641,783	43,653,746	193,146,679
Total non-current assets	318,641,783	43,653,746	193,146,679
Total assets	318,652,098	43,655,159	193,149,865
Current liabilities
Convertible bonds, current portion	5,309,597	727,412	648,570
Others	29,377	4,025	28,165
Total current liabilities	5,338,974	731,437	676,735
Non-current liabilities
Convertible bonds | ¥			5,231,523
Total non-current liabilities | ¥			5,231,523
Total liabilities	¥ 5,338,974	$ 731,437	¥ 5,908,258
Shareholders' equity
Class A ordinary shares, par value | $ / shares		$ 0.000005
Class A ordinary shares, shares authorized	77,300,000,000	77,300,000,000	77,300,000,000
Class A ordinary shares, issued	5,568,585,848	5,568,585,848	5,503,491,148
Class A ordinary shares, outstanding	5,568,585,848	5,568,585,848	5,503,491,148
Equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized; 5,278,348,396 and 5,503,491,148 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	¥ 180	$ 25	¥ 177
Additional paid-in capital	117,829,308	16,142,549	107,293,091
Statutory reserves	237,680	32,562	105,982
Accumulated other comprehensive income	7,824,545	1,071,958	4,723,760
Retained earnings	187,421,411	25,676,628	75,118,597
Total shareholders' equity	313,313,124	42,923,722	187,241,607
Total liabilities and shareholders' equity	¥ 318,652,098	$ 43,655,159	¥ 193,149,865